Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
OPERATING ACTIVITIES
Net earnings (loss)	$ (19,852,573)	$ (17,199,681)	$ (47,223,604)	$ 22,413,578
Non-cash items:
Depreciation and amortization	7,240,088	3,046,488	17,715,104	7,768,914
Share-based compensation	1,324,325	2,682,470	4,794,878	9,840,110
Accretion expense on Convertible Debentures issued as part of 2023 Debenture Financing	1,228,533	0	1,228,533	0
Accretion expense on Non-Convertible Debentures issued as part of 2023 Debenture Financing	1,046,545	0	1,046,545	0
Accretion and revaluation expense on balance of purchase price payable related to the acquisition of the dealership rights	0	0	0	82,850
Gain on derecognition of the balance of purchase price payable related to the acquisition of the dealership rights	0	0	0	(2,130,583)
Non-cash issuance of closing fee shares through 2023 Debentures Financing	623,336	0	623,336	0
Change in value of conversion options on convertible debt instruments	(3,355,932)	0	(3,355,932)	0
Change in fair value of share warrant obligations	(179,488)	(7,643,140)	(11,910,809)	(86,033,933)
Unrealized foreign exchange gain	(91,679)	1,102,315	(1,323,027)	832,209
Net change in non-cash working capital items	(31,679,272)	(18,405,005)	(47,840,935)	(41,719,676)
Cash flows used in operating activities	(43,696,117)	(36,416,553)	(86,245,911)	(88,946,531)
INVESTING ACTIVITIES
Acquisition of property, plant and equipment	(22,394,406)	(21,897,519)	(67,790,857)	(89,930,883)
Addition to intangible assets	(16,057,154)	(18,789,392)	(56,513,413)	(57,479,103)
Disposition of property, plant and equipment	0	24,413	0	24,413
Government assistance related to property, plant and equipment and intangible assets	1,690,284	0	7,441,552	0
Net proceeds from Mirabel battery building sale-leaseback	0	0	20,506,589	0
Cash flows used in investing activities	(36,761,276)	(40,662,498)	(96,356,129)	(147,385,573)
FINANCING ACTIVITIES
Increase in long-term debt and other debts	36,875,044	45,234,309	106,099,764	48,938,114
Repayment of long-term debt and other debts	(103,985,678)	(47,277)	(126,481,649)	(420,385)
Payment of lease liabilities	(1,711,692)	(1,420,153)	(4,427,228)	(3,757,691)
Proceeds from issuance of shares through "at-the-market" equity program, net of issuance costs	2,341,367	19,186,356	8,580,405	19,186,356
Proceeds from the issuance of warrants through the December 2022 Offering	0	0	2,907,226	3,798
Proceeds from the issuance of units through the December 2022 Offering - Common Shares, net of issuance costs	0	0	4,175,836	0
Proceeds from the 2023 Debentures Financing, net of issuance costs	139,090,995	0	139,090,995	0
Cash flows from financing activities	72,610,036	62,953,235	129,945,349	63,950,192
Effect of exchange rate changes on cash held in foreign currency	(636,555)	(2,264,281)	58,773	(2,706,703)
Net decrease in cash	(8,483,912)	(16,390,097)	(52,597,918)	(175,088,615)
Cash, beginning of year	44,152,979	83,003,512	88,266,985	241,702,030
Cash, end of period	35,669,067	66,613,415	35,669,067	66,613,415
Other information on cash flows related to operating activities:
Interest paid	3,360,744	697,218	7,218,418	1,551,338
Interest paid on obligations under lease liabilities	$ 1,227,560	$ 803,084	$ 3,354,611	$ 2,343,146